Note 15 - Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Activity [Table Text Block]
	December 31, 2025
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the period	36,000	$18.00
Granted	12,500	10.15
Vested	(8,500)	18.00
Forfeited	(2,000)	18.00
Unvested at the end of the period	38,000	$15.42

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	December 31, 2025
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the period	224,033	$15.98	6.3
Granted	42,000	10.15	9.7
Exercised	-	-	-
Forfeited	(12,000)	15.65	6.3
Outstanding at end of period	254,033	$15.03	6.1
Exercisable at end of period	136,533	$15.05	4.2

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	1.58%
Risk-free interest rate	3.75%
Expected life of options	6.5 years
Expected stock-price volatility	23.97%